UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th Floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

      /s/ David Rasiel     New York, NY     January 22, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $1,301,641 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP                       COM              037389103    87147  2273000 SH       SOLE                  2273000        0        0
BALL CORP                      COM              058498106     9384   181500 SH       SOLE                   181500        0        0
BERKLEY W R CORP               COM              084423102    27880  1131500 SH       SOLE                  1131500        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    72284  3204100 SH       SOLE                  3204100        0        0
DOLLAR TREE INC                COM              256746108    10153   210200 SH       SOLE                   210200        0        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109    29206  1032000 SH       SOLE                  1032000        0        0
DRESSER-RAND GROUP INC         COM              261608103    31970  1011400 SH       SOLE                  1011400        0        0
EMPLOYERS HOLDINGS INC         COM              292218104     8138   530500 SH       SOLE                   530500        0        0
FIRSTENERGY CORP               COM              337932107    10865   233900 SH       SOLE                   233900        0        0
FISERV INC                     COM              337738108    50250  1036500 SH       SOLE                  1036500        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101    70150  1729100 SH       SOLE                  1729100        0        0
INTEL CORP                     COM              458140100     5410   265200 SH       SOLE                   265200        0        0
JOHN BEAN TECHNOLOGIES CORP    COM              477839104    10009   588400 SH       SOLE                   588400        0        0
JOHNSON CTLS INC               COM              478366107    20588   755800 SH       SOLE                   755800        0        0
KBR INC                        COM              48242W106    56478  2972519 SH       SOLE                  2972519        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    14279   190800 SH       SOLE                   190800        0        0
LOCKHEED MARTIN CORP           COM              539830109    36329   482143 SH       SOLE                   482143        0        0
MARINER ENERGY INC             COM              56845T305    28022  2413600 SH       SOLE                  2413600        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    31431   491800 SH       SOLE                   491800        0        0
MEDTRONIC INC                  COM              585055106     5278   120000 SH       SOLE                   120000        0        0
MURPHY OIL CORP                COM              626717102    41566   766900 SH       SOLE                   766900        0        0
ORACLE CORP                    COM              68389X105    49502  2018000 SH       SOLE                  2018000        0        0
PRECISION CASTPARTS CORP       COM              740189105   186992  1694533 SH       SOLE                  1694533        0        0
RAYTHEON CO                    COM NEW          755111507    70840  1375000 SH       SOLE                  1375000        0        0
RLI CORP                       COM              749607107    24580   461600 SH       SOLE                   461600        0        0
SEACOR HOLDINGS INC            COM              811904101    44690   586100 SH       SOLE                   586100        0        0
SMITH INTL INC                 COM              832110100    66751  2456800 SH       SOLE                  2456800        0        0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109    20098  1012000 SH       SOLE                  1012000        0        0
STANCORP FINL GROUP INC        COM              852891100    26357   658600 SH       SOLE                   658600        0        0
STRAYER ED INC                 COM              863236105    25099   118100 SH       SOLE                   118100        0        0
STRYKER CORP                   COM              863667101    34226   679500 SH       SOLE                   679500        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108    12594   518500 SH       SOLE                   518500        0        0
SYKES ENTERPRISES INC          COM              871237103    14220   558300 SH       SOLE                   558300        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     7458   244700 SH       SOLE                   244700        0        0
USANA HEALTH SCIENCES INC      COM              90328M107     3847   120600 SH       SOLE                   120600        0        0
WELLPOINT INC                  COM              94973V107    57570   987642 SH       SOLE                   987642        0        0